Financing Receivables (Analysis Of Each Class Of Loans Not Carried At Fair Value Using Internal Ratings Or Equivalent Credit Quality Indicators) (Details) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2012		Mar. 31, 2011
Loans Receivable Gross	¥ 845,669		¥ 729,870
Secured Loans At Banks [Member]
Loans Receivable Gross	154,887		154,634
Unsecured Loans At Banks [Member]
Loans Receivable Gross	80,520		102,643
Short-Term Secured Margin Loans [Member]
Loans Receivable Gross	165,246		206,910
Secured Inter-Bank Money Market Loans [Member]
Loans Receivable Gross	1,461		8,281
Unsecured Inter- Bank Money Market Loans [Member]
Loans Receivable Gross	94,000
Secured Corporate Loans [Member]
Loans Receivable Gross	299,987		160,487
Unsecured Corporate Loans [Member]
Loans Receivable Gross	38,919		84,149
Advances To Affiliated Companies [Member]
Loans Receivable Gross	10,649		12,766
AAA-BBB [Member]
Loans Receivable Gross	411,536		295,917
AAA-BBB [Member] | Secured Loans At Banks [Member]
Loans Receivable Gross	92,207		111,841
AAA-BBB [Member] | Unsecured Loans At Banks [Member]
Loans Receivable Gross	80,507		102,636
AAA-BBB [Member] | Secured Inter-Bank Money Market Loans [Member]
Loans Receivable Gross	1,461		8,281
AAA-BBB [Member] | Unsecured Inter- Bank Money Market Loans [Member]
Loans Receivable Gross	94,000
AAA-BBB [Member] | Secured Corporate Loans [Member]
Loans Receivable Gross	131,767		30,567
AAA-BBB [Member] | Unsecured Corporate Loans [Member]
Loans Receivable Gross	1,339		30,309
AAA-BBB [Member] | Advances To Affiliated Companies [Member]
Loans Receivable Gross	10,255		12,283
BB-CCC [Member]
Loans Receivable Gross	160,080		75,064
BB-CCC [Member] | Secured Loans At Banks [Member]
Loans Receivable Gross	29,169		17,449
BB-CCC [Member] | Secured Corporate Loans [Member]
Loans Receivable Gross	93,331		5,170
BB-CCC [Member] | Unsecured Corporate Loans [Member]
Loans Receivable Gross	37,580		52,445
CC-D [Member]
Loans Receivable Gross	4,245		3,402
CC-D [Member] | Unsecured Loans At Banks [Member]
Loans Receivable Gross	13		7
CC-D [Member] | Secured Corporate Loans [Member]
Loans Receivable Gross	4,232		2,000
CC-D [Member] | Unsecured Corporate Loans [Member]
Loans Receivable Gross			1,395
Others [Member]
Loans Receivable Gross	269,808	[1]	355,487	[1]
Others [Member] | Secured Loans At Banks [Member]
Loans Receivable Gross	33,511	[1]	25,344	[1]
Others [Member] | Short-Term Secured Margin Loans [Member]
Loans Receivable Gross	165,246	[1]	206,910	[1]
Others [Member] | Secured Corporate Loans [Member]
Loans Receivable Gross	70,657	[1]	122,750	[1]
Others [Member] | Advances To Affiliated Companies [Member]
Loans Receivable Gross	¥ 394	[1]	¥ 483	[1]

[1]	Relate to collateral exposures where a specified ratio of LTV is maintained.